OPERATING CONTEXT (Tables)	12 Months Ended
Dec. 31, 2022
Operating Context
Schedule of distribution and sale of energy and gas

Investments	Classification	Description (information of MW not audited)
SUBSIDIARIES:
CEMIG Geração e Transmissão S.A. (‘CEMIG GT’ or ‘CEMIG Geração e Transmissão’)	Subsidiary	Subsidiary engaged in the energy generation and transmission services. Its shares are listed in Brazil, but are not actively traded. CEMIG GT has interests in 68 power plants (60 of which are hydroelectric, 7 are wind power and 1 is solar) and associated transmission lines, most of which are part of the Brazilian national generation and transmission grid system, with total installed generation capacity of 5,517 MW.
CEMIG Baguari	Subsidiary	Corporation engaged in the production and sale of energy as an independent power producer and in interests in investees or joint operations that are engaged in the production and sale of energy in future projects.
CEMIG Geração Três Marias S.A.	Subsidiary	Corporation engaged in the production and sale of energy as public service concession holder, by commercial operation of the Três Marias Hydroelectric Plant, and sale and trading of energy in the Free Market. This subsidiary has installed capacity of 396 MW, and guaranteed offtake level of 239 MW average.
CEMIG Geração Salto Grande S.A.	Subsidiary	Corporation engaged in the production and sale of energy as public service concession holder, by commercial operation of the Salto Grande Hydroelectric Plant, and sale and trading of energy in the Free Market. This subsidiary has installed capacity of 102 MW, and guaranteed offtake level of 75 MW average.
CEMIG Geração Itutinga S.A.	Subsidiary	Corporation engaged in the production and sale of energy as public service concession holder, by commercial operation of the Itutinga Hydroelectric Plant, and sale and trading of energy in the Free Market. This subsidiary has installed capacity of 52 MW, and guaranteed offtake level of 28 MW average.
CEMIG Geração Camargos S.A.	Subsidiary	Corporation engaged in the production and sale of energy as public service concession holder, by commercial operation of the Camargos Hydroelectric Plant, and sale and trading of energy in the Free Market. This subsidiary has installed capacity of 46 MW, and guaranteed offtake level of 21 MW average.
CEMIG Geração Sul S.A.	Subsidiary	Corporation engaged in the production and sale of energy as public concession holder, by commercial operation of the Coronel Domiciano, Marmelos, Joasal, Paciência and Piau Small Hydroelectric Plants, and trading in energy in the Free Market. Aggregate installed generation capacity is 39.53 MW; guaranteed offtake level of 27.42 MW average.
CEMIG Geração Leste S.A.	Subsidiary	Corporation engaged in the production and sale of energy as public concession holder, by operation of the Dona Rita, Sinceridade, Neblina, Ervália, Tronqueiras and Peti Small Hydroelectric Plants, and trading in energy in the Free Market. Aggregate installed generation capacity of these plants is 35.16 MW; guaranteed offtake level of 18.64 MW average.
CEMIG Geração Oeste S.A.	Subsidiary	Corporation engaged in the production and sale of energy as public service concession holder, by commercial operation of the Gafanhoto, Cajuru and Martins Small Hydroelectric Plants, and sale and trading of energy in the Free Market. It has aggregate installed capacity of 28.90 MW, and guaranteed offtake level of 11.21 MW average.
Rosal Energia S.A. (‘Rosal’)	Subsidiary	Corporation that holds the concession to generate and sell energy, operating the Rosal Hydroelectric Plant, on the border between the states of Rio de Janeiro and Espírito Santo.
Sá Carvalho S.A. (‘Sá Carvalho’)	Subsidiary	Corporation that holds the concession to generate and sell energy, operating the Sá Carvalho Hydroelectric Plant.
Horizontes Energia S.A. (‘Horizontes’)	Subsidiary	Corporation that is classified as an independent power producer operating the Machado Mineiro and Salto do Paraopeba Hydroelectric Plants in Minas Gerais; and the Salto do Voltão and Salto do Passo Velho Hydroelectric Plants, in the state of Santa Catarina.
Investments	Classification	Description (information of MW not audited)
CEMIG PCH S.A. (‘PCH’)	Subsidiary	Corporation that is classified as an independent power producer operating the Pai Joaquim hydroelectric power plant.
CEMIG Trading S.A. (‘CEMIG Trading’)	Subsidiary	Corporation engaged in trading and intermediation of energy.
Empresa de Serviços e Comercialização de Energia Elétrica S.A.	Subsidiary	Corporation engaged in the production and sale of energy as an independent power producer, in future projects.
CEMIG Geração Poço Fundo	Subsidiary	Corporation engaged in the production and sale of energy, as an independent producer, through construction and operation of the hydroelectric power plant Poço Fundo, located in Machado River, in the State of Minas Gerais.
Central Eólica Praias de Parajuru S.A. (‘Central Eólica Praias de Parajuru’)	Subsidiary	Corporation engaged in the production and sale of energy at the wind power plant of the same name in the northeastern Brazilian state of Ceará.
Central Eólica Volta do Rio S.A. (‘Central Eólica Volta do Rio’)	Subsidiary	Corporation engaged in the production and sale of energy at the wind power plant of the same name in Acaraú, northeastern Brazilian state of Ceará.
CEMIG Distribuição S.A. (‘CEMIG D’ or ‘CEMIG Distribuição’)	Subsidiary	Subsidiary, whose shares are listed in Brazil but are not actively traded; engaged in the distribution of energy through networks and distribution lines throughout almost the whole of Minas Gerais State.
Companhia de Gás de Minas Gerais (‘Gasmig’)	Subsidiary	Corporation engaged in the acquisition, transportation and distribution of combustible gas or sub-products and derivatives, through a concession for the distribution of gas in the State of Minas Gerais.
CEMIG Sim	Subsidiary	Corporation that provides energy efficiency and optimization services and energy solutions through studies and execution of projects; and services of operation and maintenance of energy supply facilities.
Companhia de Transmissão Centroeste de Minas (‘Centroeste’)	Subsidiary	Corporation engaged in the construction, operation and maintenance of the transmission line - part of the national grid.
Sete Lagoas Transmissora de Energia S.A. (‘SLTE’)	Subsidiary	Energy transmission service concession, through construction, operation and maintenance of the energy transmission infrastructure of the Sete Lagoas 4 Substation in the city of Sete Lagoas, Minas Gerais.
JOINTLYCONTROLLED ENTITIES
Guanhães Energia S.A. (‘Guanhães Energia’)	Jointly controlled entity	Corporation engaged in the production and sale of energy through building and commercial operation of the following Small Hydro Plants: Dores de Guanhães, Senhora do Porto and Jacaré, in the county of Dores de Guanhães; and Fortuna II, in the county of Virginópolis, in Minas Gerais.
Paracambi Energética S.A. (‘formerly LightGer’) (1)	Jointly controlled entity	Corporation classified as independent power producer, formed to build and operate the Paracambi Small Hydro Plant (or PCH), on the Ribeirão das Lages river in the county of Paracambi, Rio de Janeiro State.
Usina Hidrelétrica Itaocara S.A. (‘UHE Itaocara’)	Jointly controlled entity	Corporation, comprising the partners of the UHE Itaocara Consortium, formed by CEMIG GT and Itaocara Energia (of the Light group), responsible for construction of the Itaocara I Hydroelectric Plant.
Hidrelétrica Cachoeirão S.A. (‘Cachoeirão’)	Jointly controlled entity	Production and sale of energy as an independent power producer, through the Cachoeirão hydroelectric power plant located at Pocrane, in the State of Minas Gerais.
Hidrelétrica Pipoca S.A. (‘Pipoca’)	Jointly controlled entity	Independent production of energy, through construction and commercial operation of the Pipoca Small Hydro Plant (SHP, or Pequena Central Hidrelétrica - PCH), on the Manhuaçu river, in the municipalities of Caratinga and Ipanema, in Minas Gerais State.
Retiro Baixo Energética S.A. (‘RBE’)	Jointly controlled entity	Corporation that holds the concession to operate the Retiro Baixo Hydroelectric Plant, on the Paraopeba river, in the São Francisco River basin, in the municipalities of Curvelo and Pompeu, in Minas Gerais.
Amazônia Energia Participações S.A (‘Amazônia Energia’)	Jointly controlled entity	Special-purpose company created by CEMIG GT (74.50% ownership) and Light (25.50%), for acquisition of an equity interest of 9.77% in Norte Energia S.A. (‘Nesa’), the company holding the concession for the Belo Monte Hydroelectric Plant, on the Xingu River, in the Northern Brazilian State of Pará.
Aliança Norte Energia Participações S.A. (‘Aliança Norte’)	Jointly controlled entity	Special-purpose company created by CEMIG GT (49% ownership) and Vale S.A. (51%), for acquisition of an equity interest of 9% in Norte Energia S.A. (‘Nesa’), the company holds the concession for the Belo Monte Hydroelectric Plant, on the Xingu River, in the Northern Brazilian State of Pará.
Baguari Energia S.A. (‘Baguari Energia’)	Jointly controlled entity	Corporation engaged in the construction, operation, maintenance and commercial operation of the Baguari Hydroelectric Plant, through participation in the UHE Baguari Consortium (Baguari Energia 49.00%, Neoenergia 51.00%), on the Doce river in Governador Valadares, Minas Gerais.
Investments	Classification	Description (information of MW not audited)
Aliança Geração de Energia S.A. (‘Aliança’)	Jointly controlled entity	Unlisted company created by CEMIG GT and Vale S.A. as a platform for consolidation of generation assets held by the two parties in generation consortia, and investments in future generation projects. For their shares, the two parties subscribed the following generation plant assets: Porto Estrela, Igarapava, Funil, Capim Branco I, Capim Branco II, Aimorés, and Candonga. Subsequently, Santo Inácio Wind farm was added to the portfolio, which went in operation in December 2017. With these assets Aliança has total installed generation capacity, in operation, of 1,257 MW (physical offtake guarantee 707 MW average). It also has other generation projects. Vale and CEMIG GT respectively hold 55% and 45% of the total capital.
Transmissora Aliança de Energia Elétrica S.A. (‘Taesa’)	Jointly controlled entity	Corporation engaged in the construction, operation and maintenance of energy transmission facilities in all regions of Brazil through direct and indirect equity interests in investees

UFV Janaúba Geração de Energia Elétrica Distribuída SA

UFV Corinto Geração de Energia Elétrica Distribuída SA

UFV Manga Geração de Energia Elétrica Distribuída SA

UFV Bonfinópolis II Geração de Energia Elétrica Distribuída SA

UFV Lagoa Grande Geração de Energia Elétrica Distribuída SA,

UFV Lontra Geração de Energia Elétrica Distribuída SA,

UFV Mato Verde Geração de Energia Elétrica Distribuída SA,

UFV Mirabela Geração de Energia Elétrica Distribuída SA,

UFV Porteirinha Geração de Energia Elétrica Distribuída SA,

UFV Porteirinha II Geração de Energia Elétrica Distribuída SA e

UFV Brasilândia Geração de Energia Elétrica Distribuída S.A.

Apolo I Empreendimentos e Energia S.A.

G2 Campo Lindo I Energia S.A.

G2 Campo Lindo II Energia S.A.

G2 Olaria I Energia S.A.

UFV Fazenda Prudente SPE LTDA

	Jointly controlled entity	Generation of electric power from photovoltaic solar sources to the Distributed Generation market (‘Geração Distribuída’), with total installed capacity of 72.57MWp.
Affiliated Company
Madeira Energia S.A. (‘Madeira’)	Affiliated company	Corporation engaged in the construction and commercial operation of the Santo Antônio Hydroelectric Plant, through its subsidiary Santo Antônio Energia S.A., in the basin of the Madeira River, in the State of Rondônia.
FIP Melbourne (Usina de Santo Antônio)	Affiliated entity	Investment fund managed by Banco Modal S.A., whose objective is to seek appreciation of capital invested through acquisition of shares, convertible debentures or warrants issued by listed or unlisted companies, and/or other assets. This fund held 83% of the share capital of SAAG Investimentos S.A. (‘SAAG’), the objects of which are to own equity in Madeira Energia S.A. (‘Mesa’).
Renova Energia S.A. (‘Renova Energia’) - In-Court Supervised Reorganization	Jointly controlled entity	Listed company engaged in the development, construction and operation of plants generating power from renewable sources - wind power, small hydro plants (SHPs), and solar energy; trading of energy; and related activities, In-Court Supervised Reorganization. Renova is the owner of three Small Hydroelectric Plants, representing 5.7 MW of the total installed generation capacity of CEMIG GT. In 2021 CEMIG GT classified its equity interest in Renova as a non-current asset held for sale.

(1)	On June 23, 2022, Light S/A completed the sale of its equity holdings in Guanhães Energia and in Paracambi (formerly LightGer) to Brasal Energia S.A. The operation comprised the sale to Brasal Energia S.A. of the whole of the equity interest held by Light S/A, of 51% of the share capital of LightGer and of Guanhães Energia. On November 8, 2022, an Extraordinary General Assembly of the investee approved the amendment to the bylaws that changed its corporate name to ‘Paracambi Energética S.A.’.